Income Taxes - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 14, 2014
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Available federal net operating loss carryforwards						$ 318,100,000	$ 586,500,000
Net operating loss carryforwards expire years						20 years
Operating loss carryforwords expiration year						Expire between 2016 and 2033
Minimum tax credit carry forwards						7,000,000	5,900,000
Effective tax rate	38.10%					41.80%	15.50%	3.80%
Amount redeemed for REIT entities	3,900,000
Net deferred tax expense	(321,054,000)			(321,054,000)
Total Deferred Tax Liabilities									462,300,000
Total Deferred Tax Assets									141,200,000
Provision for federal, state and foreign income taxes		16,100,000	1,000,000	21,900,000	2,500,000
TEXAS
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Minimum tax credit carry forwards						$ 3,000,000	$ 3,100,000
Effective tax rate						0.70%